Commitments and contingencies - Narrative (Q3) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Other Commitments [Line Items]
Other contractual commitments	$ 683		$ 683		$ 687
Nonrecurring litigation costs	40	$ 2	44	$ 3
Increase for pre-existing warranties	4	$ 40	23	$ 52	58	$ 0
Accrued environmental remediation obligations	65		65		64
Outstanding commitments	788		788		809	$ 742
Self insurance reserves	129		129		89
Capital Addition Purchase Commitments
Other Commitments [Line Items]
Purchase commitments	$ 222		$ 222		$ 129